Earning Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 28, 2019	Dec. 29, 2018
Earnings Per Share Attributable to Common Stockholders

A reconciliation of the numerator and denominator used in the calculation of basic and diluted earnings per share attributable to common stockholders is as follows (dollars and shares in thousands, except per share amounts):

	13 Weeks Ended		39 Weeks Ended
	September 29, 2018	September 28, 2019	September 29, 2018	September 28, 2019
Numerator
Net income attributable to common stockholders—basic	$7,669	$12,445	$20,480	$5,587

Denominator
Weighted-average shares of common stock—basic	68,477	88,345	68,473	75,778
Effect of dilutive RSUs	44	101	30	36
Effect of dilutive options	—	4,737	—	2,788

Weighted-average shares of common stock—diluted (1) (2)	68,521	93,183	68,503	78,602

Earnings per share attributable to common stockholders:
Basic	$0.11	$0.14	$0.30	$0.07
Diluted	$0.11	$0.13	$0.30	$0.07

(1)

As discussed in Note 6, we determined that the ultimate vesting of the 5.8 million shares granted but not yet vested performance-based options was not probable as of September 29, 2018 and September 28, 2019. Accordingly, these options were not included in the weighted-average diluted shares for the periods presented as the ultimate vesting of the performance options was deemed an unresolved contingent event. If and when vesting occurs, any vested performance-based options will be included in the weighted-average diluted shares at that time. See Note 6 for additional information.

(2)

The weighted-average diluted shares for the 13 and 39 weeks ended September 29, 2018 did not include time-based options as the occurrence of a contingent event (involuntary termination, change in control or initial public offering) was not deemed probable. See Note 6 for more information. Upon the completion of the IPO in June 2019, the contingent event had occurred and therefore time-based options were included in the weighted-average diluted shares for the 13 and 39 weeks ended September 28, 2019.

A reconciliation of the numerator and denominator used in the calculation of basic and diluted earnings per share attributable to common stockholders is as follows:

	Fiscal Year Ended
Dollars and shares in thousands, except per share amounts	December 31, 2016	December 30, 2017	December 29, 2018
Numerator
Net income attributable to common stockholders—basic	$10,198	$20,601	$15,868
Denominator
Weighted-average shares of common stock—basic	68,260	68,232	68,473
Effect of dilutive RSUs	63	100	73
Weighted-average shares of common stock—diluted	68,323	68,332	68,546
Earnings per share attributable to common stockholders:
Basic	$0.15	$0.30	$0.24
Diluted	$0.15	$0.30	$0.23

Anti-dilutive Weighted-Average Common Stock Equivalents Excluded from Calculation of Diluted Earnings (Net Loss) Per Share

The following weighted-average common stock equivalents were excluded from the calculation of diluted earnings per share because their effect would have been anti-dilutive (in thousands):

	13 Weeks Ended		39 Weeks Ended
	September 29, 2018	September 28, 2019	September 29, 2018	September 28, 2019
RSUs	—	—	7	17
Options	—	—	—	200

Total	—	—	7	217

Pro Forma [Member]
Earnings Per Share Attributable to Common Stockholders

Dollars and shares in thousands, except per share amounts	Fiscal Year Ended December 29, 2018 (unaudited)
Numerator
Net income attributable to common stockholders—basic	$15,868

Adjust for Interest paid on incremental term loans	1,080

Pro forma net income attributable to common stockholders—basic	$16,948

Denominator
Basic:
Weighted-average shares of common stock—basic	68,473
Add: common shares offered hereby to fund the dividend in excess of earnings	5,675

Pro forma weighted-average shares of common stock—basic	74,148

Diluted:
Pro forma weighted-average shares of common stock—basic	74,148
Weighted average effect of dilutive RSUs	73

Pro forma weighted-average shares of common stock—diluted	74,221

Pro forma earnings per share attributable to common stockholders:
Basic	$0.23
Diluted	$0.23